Intangible Assets	12 Months Ended
Jan. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
20	Intangible Assets

	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Goodwill
Cost	5,516	6,091
Accumulated impairment	(5,516)	(6,091)
	-	-
Patents and licences
Cost	22,863	25,151
Accumulated amortisation and impairment	(3,649)	(3,489)
	19,214	21,662
Brands
Cost	12,253	12,032
Accumulated amortisation and impairment	(8,810)	(5,401)
	3,443	6,631
Software and Website
Cost	15,749	15,548
Accumulated amortisation and impairment	(15,557)	(15,548)
	192	-
Total Intangible assets	22,849	28,293

(a)	Movements in carrying amounts of intangible assets

	Goodwill NZ$000’s	Patents and licences NZ$000’s	Brands NZ$000’s	Software and Website NZ$000’s	Total NZ$000’s
Year ended 31 January 2021
Balance at the beginning of the year	-	21,662	6,631	-	28,293
Additions	-	-	-	211	211
Amortisation	-	(442)	-	(16)	(458)
Impairment (note 7)	-	-	(3,333)	-	(3,333)
Foreign exchange movements	-	(2,006)	145	(3)	(1,864)
Closing value at 31 January 2021	-	19,214	3,443	192	22,849

	Goodwill NZ$000’s	Patents and licences NZ$000’s	Brands NZ$000’s	Software and Website NZ$000’s	Total NZ$000’s

Year ended 31 January 2020
Balance at the beginning of the year	2,320	25,075	10,205	263	37,863
Adjustments*	-	(2,310)	-	-	(2,310)
Amortisation	-	(589)	-	-	(589)
Impairment (note 7)	(2,480)	(2,037)	(3,694)	(202)	(8,413)
Reclassification	-	-	-	(50)	(50)
Foreign exchange movements	160	1,523	120	(11)	1,792
Closing value at 31 January 2020	-	21,662	6,631	-	28,293

* During the prior year, a financial liability relating to a shareholder loan on the balance sheet of Frederick’s of Hollywood (FOH) on the acquisition of FOH Online Corp Inc. was derecognised as the stock purchase agreement stipulated the transaction was debt free. This has resulted in a reduction to the carrying value of the acquired intangible asset with a write back to the profit and loss account for the accrued and capitalised interest.

(b)	Impairment testing for goodwill

For the purpose of impairment testing, goodwill is allocated to cash-generating units as below:

Description of the cash-generating unit (CGU)	For the Year Ended 31 January 2021 NZ $000’s	For the Year Ended 31 January 2020 NZ $000’s
United States	-	2,480
Impairment of goodwill	-	2,480

Impairment assumptions

Goodwill on the merger of Naked Inc. was allocated to the Group’s operation in United States which is the cash generating unit (CGU) for the purpose of impairment testing. In the prior year, goodwill was fully impaired resulting in a carrying value of $nil.

(c)	Impairment of patents & licences

In the prior year, the Group fully impaired the carrying value of patents and licence acquired as part of the Naked merger and partially impaired the Fredericks of Hollywood (FOH) licence which was acquired on 8 December 2018 as part of the Stock Purchase Agreement with the shareholders of FOH Online Corp Inc.

	For the Year Ended 31 January 2021 NZ $000’s	For the Year Ended 31 January 2020 NZ $000’s

FOH licence	-	1,914
Naked patents & licence	-	123
Impairment of patents & licences	-	2,037

Impairment assumptions

Management has determined the recoverable amount of the FOH licence asset by assessing the value in use (VIU) of the underlying assets. These calculations use cash flow projections based on financial budgets approved by management covering a five-year period. Cash flows beyond the five-year period are extrapolated using the estimated growth rates shown below. These growth rates do not exceed the long-term average growth rates for the industry. The result of the impairment assessment is that the value in use exceeded the carrying value of the FOH licence resulting in no impairment charge during the year.

Management’s approach and the key assumptions used to determine the VIU were as follows:

Sales growth: 12.0% in FY22, 7.5% in FY23, 5% in FY24 and 4% in FY25 and FY26 (31 January 2020: 5.0% to 9.0%)

Net margin: 31% to 35% between FY22 and FY26

EBITDA margin: 3% to 10% between FY22 and FY26

Cash flow - revenue forecast period: 5 years (31 January 2020: 5 years)

Post-tax discount rate (%): 10.5% (31 January 2020: 10.5%)

Long term sales growth rate (%): 2.0% (31 January 2020: 2.0%)

(d)	Impairment testing for indefinite-lived brand intangibles

Brand intangible assets represent brands owned by the Group, that arose on historical acquisitions including Pleasure State, Davenport and Lovable.

	For the Year Ended 31 January 2021 NZ $000’s	For the Year Ended 31 January 2020 NZ $000’s

Pleasure State	2,002	125
Davenport and Lovable	1,331	1,439
Naked	-	2,130
Impairment of indefinite-lived brand intangibles	3,333	3,694

The brand intangible assets of $3,443,000 (2020: $6,631,000) are tested for impairment annually.

Impairment assumptions

Management has determined the recoverable amount of the indefinite-lived brand assets by assessing the fair value less cost of disposal (FVLCOD) of the underlying assets. The relief from royalty method adopted to complete the valuation determines, in lieu of ownership, the cost that would be required to obtain comparable rights to use the asset via a third-party licence arrangement. These calculations use cash flow projections based on financial budgets approved by management covering a five-year period. Cash flows beyond the five-year period are extrapolated using the estimated growth rates shown below. These growth rates do not exceed the long-term average growth rates for the industry. The result of the impairment assessment is that the carrying value has exceeded the fair value less costs to sell by $3.3m. As such, the indefinite-lived brand assets has been partially impaired for the year ended 31 January 2021.

Management’s approach and the key assumptions used to determine the FVLCOD were as follows:

Sales growth: 0% (31 January 2020: 5-9%)

Royalty rate: 5.0% (31 January 2020: 5.0%)

Cash flow - revenue forecast period: 5 years (31 January 2020: 5 years)

Post-tax discount rate (%) for US brands*: 10.50% (31 January 2020: 10.50%)

Post-tax discount rate (%) for NZ brands: 15.50% (31 January 2020: 11.75%)

Long term sales growth rate (%): 2% (31 January 2020: 2%)

Impact of possible changes in key assumptions

The directors have made judgements and estimates to assess indefinite-lived assets for impairment. Should these judgements and estimates not occur the resulting carrying amount may decrease.

(d)	Impairment testing for indefinite-lived brand intangibles

The sensitivities that have been separately modelled are as follows:

(a) a 0.8% increase in the post-tax discount rate

(b) 1.7% decrease in the terminal growth

(c) 5.0% decrease in sales forecast

The carrying amounts of the indefinite-lived brand intangible assets are sensitive to assumptions used in the impairment test calculations including the post-tax discount rate and sales growth rate. A 0.8% increase in the post-tax discount rate would result in an additional impairment of $0.141 million (31 January 2020: an increase of 2.1% would result an impairment of $1.047 million) against the carrying amount of the indefinite-lived brand intangibles. A 1.7% reduction in terminal growth would result in an additional impairment of $0.816 million against the carrying amount of the indefinite-lived brand intangibles. A 5% decrease in sales forecast would result in an additional impairment of $0.581 million (31 January 2020: a reduction in sales growth to 0% would result an impairment of $1.749 million) against the carrying amount of the indefinite-lived brand intangibles.

*On 28 January 2020, Naked Brand Group Limited agreed to sell all of its rights, title and interest in the trademarks related to the “Naked” and “NKD” brands to Gogogo SRL for a consideration of US $0.6m. The Group therefore does not own a US brand.

(e)	Software impairment

In the prior year, software was fully impaired ($0.202m) and in the current year, the Group capitalised website development costs of $0.2m and will be subject to future impairment review.

(f)	Sale of intangible asset

In the prior year, Naked Brand Group Limited agreed to sell all of its rights, title and interest in the trademarks related to the “Naked” and “NKD” brands to Gogogo SRL for a consideration of US $0.6m (NZ $0.906m). At the date of sale, the intangible assets sold had a book value of nil as they had been fully impaired, resulting in a gain on sale of intangible assets of US$0.6m (NZ $0.906m) which was recognised in the profit and loss account.